SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenue			$ 92,769	$ 75,731
Net income attributable to shareholders			2,056	3,966
Total assets	$ 441,284	$ 391,003	441,284	391,003
Total liabilities	299,393	256,262	299,393	256,262
Non-controlling interest - preferred equity	230	230	230	230
The Corporation
Disclosure of subsidiaries [line items]
Revenue			2,491	1,373
Net income attributable to shareholders			2,056	3,966
Total assets	71,514	84,793	71,514	84,793
Total liabilities	27,761	38,438	27,761	38,438
Non-controlling interest - preferred equity	0	0	0	0
BFI
Disclosure of subsidiaries [line items]
Revenue			284	250
Net income attributable to shareholders			(8)	(8)
Total assets	9,769	8,256	9,769	8,256
Total liabilities	8,544	6,387	8,544	6,387
Non-controlling interest - preferred equity	0	0	0	0
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue	2	0
Net income attributable to shareholders	0	0
Total assets	740	0	740	0
Total liabilities	737	0	737	0
Non-controlling interest - preferred equity	0	0	0	0
BFL
Disclosure of subsidiaries [line items]
Revenue			30	33
Net income attributable to shareholders			0	0
Total assets	16	607	16	607
Total liabilities	6	597	6	597
Non-controlling interest - preferred equity	0	0	0	0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0	0	0
Total liabilities	0	0	0	0
Non-controlling interest - preferred equity	0	0	0	0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0	0	0
Total liabilities	0	0	0	0
Non-controlling interest - preferred equity	0	0	0	0
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue			35	9
Net income attributable to shareholders			11	5
Total assets	232	843	232	843
Total liabilities	4	603	4	603
Non-controlling interest - preferred equity	230	230	230	230
BIC
Disclosure of subsidiaries [line items]
Revenue			507	121
Net income attributable to shareholders			487	(251)
Total assets	4,170	5,433	4,170	5,433
Total liabilities	3,520	3,734	3,520	3,734
Non-controlling interest - preferred equity	0	0	0	0
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue			111,633	82,663
Net income attributable to shareholders			18,598	6,100
Total assets	492,799	400,288	492,799	400,288
Total liabilities	297,397	237,100	297,397	237,100
Non-controlling interest - preferred equity	0	0	0	0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue	(22,213)	(8,718)
Net income attributable to shareholders	(19,088)	(5,846)
Total assets	(137,956)	(109,217)	(137,956)	(109,217)
Total liabilities	(38,576)	(30,597)	(38,576)	(30,597)
Non-controlling interest - preferred equity	$ 0	$ 0	$ 0	$ 0